FHLB Advances, Other Borrowings and Junior Subordinated Notes Payable (Policies)	9 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
Debt Instrument, Covenant Compliance	As of September 30, 2012, the Corporation was in compliance with its debt covenants under its senior line of credit.